Commitments - Capital Commitments Relating to Property Development Projects and Investments (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of commitments and contingencies [line items]
Capital commitments	¥ 68,807	¥ 86,147
Investments [member]
Disclosure of commitments and contingencies [line items]
Capital commitments	64,866	81,217
Property, plant and equipment [member]
Disclosure of commitments and contingencies [line items]
Capital commitments	¥ 3,941	¥ 4,930